Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization and Business Operations [Abstract]
Organization and Business Operations

Note 1 — Organization and Business Operations

Athena Technology Acquisition Corp. II (“Athena” or the “Company”) was incorporated in Delaware on May 20, 2021. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of March 31, 2026, the Company had not commenced any operations. All activity through March 31, 2026, relates to the Company’s formation and Initial Public Offering (“IPO”), which is described below and, since the offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income earned on investments from the proceeds derived from the IPO.

The registration statement for the Company’s IPO was declared effective on December 9, 2021. On December 14, 2021, the Company consummated the IPO of 25,000,000 units (“Units”). Each Unit consists of one share of Class A common stock (the “Public Shares”) and one-half of one redeemable warrant (each, a “Public Warrant”), with each warrant entitling the holder thereof to purchase one share of Class A common stock for $11.50 per share. The Units were sold at a price of $10.00 per Unit, generating gross proceeds of $250,000,000, which is discussed in Note 3.

Simultaneously with the closing of the IPO, the Company consummated the sale (“Private Placement”) of 950,000 private placement units (“Private Placement Units”) to the Company’s sponsor, Athena Technology Sponsor II, LLC (the “Sponsor”). Each Private Placement Unit consists of one share of Class A common stock (“Placement Shares”) and one-half of one redeemable warrant (each, a “Private Placement Warrant”). Each Private Placement Warrant will be exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The Private Placement Units were sold at a price of $10.00 per Private Placement Unit, generating gross proceeds of $9,500,000, which is described in Note 4.

Subsequent to the closing of the IPO, on December 28, 2021, the Company consummated the closing of the sale of 375,000 additional units (“Over-allotment Units”) upon receiving notice of the underwriters’ election to partially exercise their over-allotment option, generating additional gross proceeds of $3,750,000. Simultaneously with the exercise of the over-allotment, the Company consummated the private placement of an additional 3,750 Private Placement Units to the Sponsor at a purchase price of $10.00 per Private Placement Unit, generating gross proceeds of $37,500.

Offering costs for the IPO and over-allotment amounted to $14,420,146, consisting of $5,000,000 of underwriting fees, $8,956,250 of deferred underwriting fees payable (which are held in the Trust Account (defined below)) and $463,896 of other costs. As described in Note 6, the $8,956,250 of deferred underwriting fees payable is contingent upon the consummation of a Business Combination by June 14, 2026, subject to the terms of the underwriting agreement. On January 28, 2025, Citigroup Global Markets Inc. (“Citigroup”), as representative of the underwriters, agreed to formally waive the deferred underwriting commissions of $8,956,250 in full, pursuant to a deferred fee waiver letter agreement between Citigroup and the Company upon the successful Business Combination with Ace Green Recycling (as defined herein). The waiver of deferred underwriting commissions is contingent upon such successful Business Combination, thus, as of March 31, 2026, the full amount of $8,956,250 remains outstanding.

Following the closing of the IPO, $252,500,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement Units was placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.10 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights with respect to the Company’s Public Warrants and Private Placement Warrants (together, the “Warrants”).

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation (as amended, restated, supplemented and/or otherwise modified from time to time, the “Charter”). In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480-10-S99, redemption provisions not solely within the control of a company require Class A common stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares will be issued with other freestanding instruments (i.e., Public Warrants), the initial carrying value of the Class A common stock classified as temporary equity will be the allocated proceeds determined in accordance with ASC 470-20. The Class A common stock is subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The Public Shares are redeemable and are classified as such on the condensed consolidated balance sheets until such date that a redemption event takes place.

Redemptions of the Company’s Public Shares may be subject to the satisfaction of conditions, including minimum cash conditions, pursuant to an agreement relating to the Company’s Business Combination. If the Company seeks stockholder approval of the Business Combination, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Charter, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules.

If the Company seeks stockholder approval in connection with a Business Combination, the Company’s Sponsor, officers and directors (the “Initial Stockholders”) have agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Charter provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A common stock sold in the IPO, without the prior consent of the Company.

The Initial Stockholders have agreed not to propose an amendment to the Charter that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of Class A common stock in conjunction with any such amendment. This agreement is required to be extended on a monthly basis.

If the Company is unable to complete a Business Combination within the Combination Period (as defined herein), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish the Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

On June 13, 2023, the Company held a special meeting of its stockholders (the “First Extension Special Meeting”), at which the stockholders approved proposals to amend the Company’s Charter to (i) extend the date by which the Company must consummate its initial business combination from June 14, 2023 to up to March 14, 2024 by electing to extend the date to consummate an initial business combination on a monthly basis up to nine times by an additional one month each time after June 14, 2023 until March 14, 2024, or a total of up to nine months, provided that the Sponsor or its affiliates or permitted designees deposited into the Trust Account the lesser of (a) $60,000 and (b) $0.03 for each share of common stock issued and outstanding that was subject to redemption and that had not been redeemed in accordance with the terms of the amended Charter and (ii) provided holders of the Company’s Class B common stock, par value $0.0001 per share (the “Class B common stock”), the right to convert any and all of their Class B common stock into the Company’s Class A common stock, par value $0.0001 per share (the “Class A common stock”), on a one-for-one basis prior to the closing of a business combination at the election of the holder.

In connection with the First Extension Special Meeting, 23,176,961 shares of the Company’s Class A common stock were redeemed (the “Redemptions”). On June 21, 2023, $239,604,919 was withdrawn from the Trust Account to pay the redeeming holders and the 23,176,961 shares of the Company’s Class A common stock that were redeemed were cancelled.

On June 21, 2023, the Company issued an aggregate of 8,881,250 shares of its Class A common stock to the Sponsor, upon the conversion of an equal number of shares of Class B common stock of the Company (the “Conversion”). The 8,881,250 shares of Class A common stock issued in connection with the Conversion are subject to the same restrictions as applied to the shares of Class B common stock before the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial Business Combination.

Following the Conversion, and after giving effect to the Redemptions, there were 12,033,039 shares of Class A common stock issued and outstanding, and no shares of Class B common stock issued and outstanding. As a result of the Conversion, and after giving effect to the Redemptions, the Sponsor held approximately 81.7% of the outstanding shares of the Company’s Class A common stock.

On July 17, 2023, the Company’s Board of Directors authorized the transfer of the listing of its Class A common stock, redeemable warrants, each exercisable to purchase one share of Class A common stock at a price of $11.50 per share (the “Warrants”), and units, each consisting of one share of Class A common stock and one-half of one Warrant (the “Units” and together with the Class A common stock and the Warrants, the “Listed Securities”), from the New York Stock Exchange (the “NYSE”) to the NYSE American LLC (the “NYSE American”). The listing and trading of the Listed Securities on the NYSE ended at market close on July 20, 2023, and the trading of the Listed Securities on the NYSE American commenced at market open on July 21, 2023.

On January 8, 2024, the Company deposited $60,000 into the Trust Account allowing the Company to extend the period of time it has to consummate its initial Business Combination by one month from January 14, 2024 to February 14, 2024.

On February 9, 2024, the Company deposited $60,000 into the Trust Account allowing the Company to extend the period of time it has to consummate its initial Business Combination by one month from February 14, 2024 to March 14, 2024.

As approved by the stockholders of the Company, at its special meeting of stockholders held on March 12, 2024 (the “Second Extension Special Meeting”), the Company filed an amendment to its Charter with the Secretary of State of the State of Delaware which (i) extended the date by which the Company must consummate its initial Business Combination on a monthly basis for up to nine times by an additional one month each time for a total of up to nine months from March 14, 2024 to December 14, 2024 provided that the Sponsor or its affiliates or permitted designees deposited into the Trust Account the lesser of (a) $40,000 and (b) $0.02 for each share of the Company’s common stock issued and outstanding that was subject to redemption and that had not been redeemed in accordance with the terms of the charter upon the election of each such one-month extension unless the closing of the Company’s initial Business Combination shall have occurred and (ii) eliminated the limitation that the Company may not redeem public shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 immediately prior to or upon consummation of an initial Business Combination. In connection with the Second Extension Special Meeting, 910,258 shares of the Company’s Class A common stock were redeemed. On April 5, 2024, an amount of $10,179,663 was withdrawn from the Trust Account to pay the redeeming stockholders and the 910,258 shares of the Company’s Class A common stock that were redeemed were cancelled.

On each of March 13, 2024, April 16, 2024, May 14, 2024, June 14, 2024, July 10, 2024, August 8, 2024, September 12, 2024, October 15, 2024 and November 11, 2024, the Company deposited $25,756 into the Trust Account, or an aggregate of $231,800, allowing the Company to extend the period of time it has to consummate its initial Business Combination by one month for a total extension from March 14, 2024 to December 14, 2024.

On July 26, 2024, the Company issued an unsecured promissory note to the Sponsor with a principal amount equal to $422,182. The Note is non-interest bearing and payable on the earlier of July 26, 2026 or the Company’s initial Business Combination. The note may be converted into equity securities of the Company on mutually agreeable terms if consented to in writing by the Sponsor. As of December 31, 2025, the Company received the full principal amount of $422,182 under this note.

On October 10, 2024 (effective on April 10, 2024), the Company issued an unsecured and non-interest-bearing promissory note to the Sponsor with a principal amount equal to $1,500,000 to cover the monthly extension payments of the Company and for working capital purposes. The note is payable in full upon the earlier of (a) April 10, 2026 and (b) the date the Company consummates a Business Combination. The Company drew $800,000 from this note on April 10, 2024 to replenish the misallocated restricted funds, as discussed below.

On October 21, 2024, the Company received a letter from the NYSE notifying the Company of its past due annual listing fees and that failure to pay the annual listing fees may result in the Company facing disciplinary action from the NYSE Regulation, up to and including delisting from the NYSE American.

On November 20, 2024, the Company received an official notice of noncompliance from the NYSE stating that the Company was not in compliance with NYSE American continued listing standards due to the failure to timely file the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2024 by the filing due date of November 19, 2024.

On December 4, 2024, the Company, the Sponsor, Ace Green Recycling, Inc., a Delaware corporation (“Ace Green Recycling”), and Project Atlas Merger Sub Inc., a Delaware corporation (“Merger Sub”), entered into a Business Combination Agreement (the “Business Combination Agreement”), pursuant to which, subject to the satisfaction or waiver of certain conditions precedent in the Business Combination Agreement, the following transactions will occur: (a) Merger Sub will merge with and into Ace Green Recycling (the “Merger”), with Ace Green Recycling surviving the Merger as a wholly owned subsidiary of the Company and the security holders of Ace Green Recycling becoming security holders of the Company and (b) the other transactions contemplated by the Business Combination Agreement and the Ancillary Documents referred to therein (together with the Merger, the “Transactions”).

On December 6, 2024, the Company and Sponsor entered into an Amended and Restated Subscription Agreement (the “A&R Polar Subscription Agreement”) with Polar Multi-Strategy Master Fund (“Polar”) pursuant to which Polar contributed an additional $200,000 to Sponsor (for an aggregate of $500,000, such funded amounts, the “Initial Polar Capital Investment”), which in turn was loaned by Sponsor to the Company to fund any additional extensions of the date by which the Company must consummate an initial Business Combination and to cover working capital expenses. The Subscription Agreement provides that in connection with the Initial Polar Capital Investment, the Company will repay the entire balance of the Initial Polar Capital Investment to Polar within five business days of the closing of an initial Business Combination of the Company and that Sponsor will transfer and/or the Company will issue on Sponsor’s behalf an additional 200,000 shares of Class A common stock to Polar immediately prior to the closing of an initial Business Combination of the Company (for an aggregate of 500,000 shares to be transferred and/or issued to Polar as consideration for the Initial Polar Capital Investment).

As approved by the stockholders of the Company, at its annual meeting of stockholders held on December 10, 2024 (the “Third Extension Meeting”), the Company filed an amendment to the Charter with the Secretary of State of the State of Delaware which extended the date by which the Company must consummate a Business Combination on a monthly basis for up to nine times (the “Third Extension”) by an additional one month each time for a total of up to nine months from December 14, 2024 to September 14, 2025, provided that the Sponsor or its affiliates or permitted designees deposited into the Trust Account the lesser of (a) $25,000 and (b) $0.02 for each share of Class A common stock issued and outstanding that was subject to redemption and that had not been redeemed in accordance with the terms of the Charter upon the election of each such one-month extension unless the closing of the Company’s initial Business Combination shall have occurred. In connection with the Third Extension, stockholders holding 977,625 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $11,497,959 (approximately $11.76 per share) was withdrawn from the Trust Account to pay such redeeming holders.

On December 10, 2024, the Company received a letter from the NYSE stating that the staff of NYSE Regulation determined to commence proceedings to delist the Company’s Class A common stock, units and redeemable warrants, pursuant to Sections 119(b) and 119(f) of the NYSE American Company Guide because the Company failed to consummate a business combination within 36 months of the effectiveness of its initial public offering registration statement, or such shorter period that the Company specified in its registration statement. As a result of the determination, the Listed Securities on NYSE American were suspended from trading on December 10, 2024 and the Listed Securities were delisted on December 30, 2024. The Company’s Class A common stock, units and redeemable warrants currently trade on OTC Pink under the symbols “ATEK,” “ATEK.U” and “ATEK WS,” respectively.

On each of December 11, 2024, January 10, 2025, February 10, 2025, March 6, 2025, April 7, 2025, May 7, 2025, June 6, 2025, July 8, 2025 and August 11, 2025, the Company deposited $6,203 into the Trust Account, or an aggregate of $55,827, allowing the Company to extend the period of time it has to consummate its initial Business Combination by one month for a total extension from December 14, 2024 to September 14, 2025.

On February 9, 2025, the Company and Sponsor entered into a Subscription Agreement (the “February 2025 Subscription Agreement”) with Kevin Wright and Jeanine Percival Wright Revocable Trust (the “Investor”) pursuant to which the Investor contributed $500,000 to Sponsor (the “Contribution”), which in turn was loaned by Sponsor to the Company to fund any additional extensions of the date by which the Company must consummate an initial Business Combination and to cover working capital expenses.

On August 11, 2025, the Company and Sponsor entered into a Subscription Agreement (the “August Subscription Agreement”) with Polar pursuant to which Polar contributed an additional $400,000 (the “August Polar Capital Investment”) to the Company to cover working capital expenses. The August Subscription Agreement provides that in connection with the Polar Capital Investment, immediately prior to the closing of a Business Combination, the Company will issue to Polar one share of Company class A common stock per $1.00 contributed by Polar (“Subscription Shares”).

Additionally, in connection with the August Subscription Agreement, an amount equal to the August Polar Capital Investment shall be paid by the Company to Polar as a return of capital within five business days of the closing of a Business Combination. Additionally, the Sponsor shall not sell, transfer, or otherwise dispose of any securities (including warrants) owned by the Sponsor without Polar’s consent, other than Permitted Share Transfers, until the full amount of the contribution has been paid to Polar. The Company and Sponsor are jointly and severally obligated for such repayment. If the closing of a Business Combination occurs, Polar may, in its sole discretion, elect at the closing of such Business Combination or at any time prior to the repayment of the August Polar Capital Investment to receive such repayment from the Company either in cash or shares of the Company’s Class A common stock at a rate of one share of Class A common stock for each $10 of the contribution (the “Capital Contribution Shares”). In the event that the Sponsor or the Company defaults in its obligations and that such default continues for a period of five business days following written notice to the Sponsor and Company (the “Default Date”), the Company shall immediately issue to Polar 0.1 shares of the Company’s Class A common stock (the “Default Shares”) for each $1.00 of the August Polar Capital Investment on the Default Date and shall issue to Polar an additional 0.1 Default Shares for each $1.00 of the August Polar Capital Investment that Polar funded each month thereafter, until the default is cured.

As approved by the stockholders of the Company, at its special meeting of stockholders held on September 10, 2025 (the “Fourth Extension Special Meeting”), the Company filed an amendment to its Charter with the Secretary of State of the State of Delaware (the “Amendment”). The Amendment extends the date by which the Company must consummate a business combination on a monthly basis for up to nine times by an additional one month each time for a total of up to nine months from September 14, 2025 to June 14, 2026 (the “Combination Period”), provided that Athena Technology Sponsor II, LLC or its affiliates or permitted designees will deposit into the Trust Account the lesser of (a) $25,000 and (b) $0.02 for each share of Class A common stock issued and outstanding that is subject to redemption and that has not been redeemed in accordance with the terms of the Charter upon the election of each such one-month extension unless the closing of the Company’s initial business combination shall have occurred. In connection with the Fourth Extension Special Meeting, stockholders holding 285,269 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $3,335,294 (approximately $11.69 per share) was withdrawn from the Trust Account to pay such redeeming holders. Additionally, $586,001 was calculated as an additional payment due to redeeming stockholders on September 10, 2025 which is presented as due to redeeming stockholders on the condensed consolidated balance sheets.

On each of September 12, 2025, October 7, 2025, November 4, 2025, December 8, 2025, January 5, 2026, February 5, 2026, March 4, 2026, April 6, 2026 and May 4, 2026, the Company deposited approximately $498 into the Trust Account allowing the Company to extend the period of time it has to consummate its initial Business Combination from September 14, 2025 to June 14, 2026 (the “Monthly Extension”). The most recent Monthly Extension was the ninth of up to nine potential monthly extensions permitted under the Company’s Charter, as amended.

The Initial Stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders should acquire Public Shares in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to its deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including the Trust Account assets) will be only $10.10 per shares held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by (i) any third party for services rendered or products sold to the Company or (ii) any prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement (a “Target”), reduce the amount of funds in the Trust Account; provided, however, that such indemnification of the Company by the Sponsor shall apply only to the extent necessary to ensure that any such claims by a third party or a Target do not reduce the amount of funds in the Trust Account to below the lesser of (i) $10.10 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share is then held in the Trust Account due to reductions in the value of the trust assets, less taxes payable. This liability will not apply with respect to any claims by a third party or a Target which executed a waiver of any and all rights to the monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).

Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

Excise Tax

On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022 (the “IR Act”), which, among other things, generally imposes a 1% U.S. federal excise tax (the “Excise Tax”) on certain repurchases of stock by “covered corporations” (which include publicly traded domestic (i.e., U.S.) corporations) occurring on or after January 1, 2023. The Excise Tax is imposed on the repurchasing corporation itself, not its stockholders from which the stock is repurchased. Because the Company is a Delaware corporation and its securities were traded on the NYSE American at the time of the Redemptions, the Company is a “covered corporation” for this purpose. The amount of the Excise Tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the Excise Tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the Excise Tax. The U.S. Department of the Treasury (the “Treasury”) has authority to provide regulations and other guidance to carry out, and prevent the abuse or avoidance of the Excise Tax.

In connection with the stockholders’ vote at the Special Meeting of Stockholders held on June 13, 2023, there were 23,176,961 shares tendered for redemption and approximately $239,604,919 was paid out of the Trust Account to the redeeming stockholders. The Company recorded 1% excise tax based on the amount redeemed or an aggregate amount of $2,396,049 excise tax payable as of December 31, 2023.

In connection with the stockholders’ vote at the Special Meeting of Stockholders held on March 12, 2024, there were 910,258 shares tendered for redemption and approximately $10,179,663 was paid out of the Trust Account on April 5, 2024 to the redeeming stockholders. The Company has recorded 1% excise tax based on the amount redeemed or an aggregate amount of $101,797.

In connection with the stockholders’ vote at the Annual Meeting of Stockholders held on December 10, 2024, there were 977,625 shares tendered for redemption and approximately $11,497,959 was paid out of the Trust Account on December 11, 2024 to the redeeming stockholders. The Company has recorded 1% excise tax based on the amount redeemed or an aggregate amount of $114,980 excise tax payable.

In connection with the stockholders’ vote at the Special Meeting of Stockholders held on September 10, 2025, there were 285,269 shares tendered for redemption and approximately $3,335,294 was paid out of the Trust Account on September 12, 2025 to the redeeming stockholders. The Company has recorded 1% excise tax based on the amount redeemed or an aggregate amount of $33,353 excise tax payable.

Pursuant to Internal Revenue Service (“IRS”) regulations, the Company was required to file a return and remit payment for the 2023 excise tax liability of $2,396,049 on or before October 31, 2024. In December 2024, the IRS issued a notice to the Company asserting that $3,284,389 was payable with respect to the 2023 excise tax liability, inclusive of associated interest and penalties. The Company did not pay the amount due. The Company recognized a total of $1,051,283 in interest and penalties with respect to the 2023 excise tax liability through December 31, 2025. The Company was required to file a return and remit payment for the 2024 excise tax liabilities on or before April 30, 2025.

On November 24, 2025, the IRS published additional information relating to excise tax on repurchases of corporate stock relating specifically to Special Purpose Acquisition Companies (“SPACs”). The IRS published that any SPAC that priced their initial public offering prior to August 16, 2022 are not subject to excise tax on any redemptions. As such, during the fourth quarter of 2025, the Company reversed $3,688,337 of liabilities relating to excise tax due for redemptions occurring in 2023 through 2025 that was accrued in previous periods. Of the $3,688,337, an amount of $2,612,825 was recorded to accumulated deficit where the initial excise tax in connection with the redemption of

Class A common stock was recorded and is reflected in the unaudited condensed consolidated statements of changes in stockholders’ deficit, $888,340 was recorded as a reversal of prior year interest and penalties on excise tax liability and $187,171 was recorded to general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations.

Franchise and Income Tax Withdrawals from Trust Account

On June 21, 2023, the Company withdrew from the Trust Account an aggregate amount of $2.4 million to be used for tax purposes. It was determined as of June 30, 2023, that the withdrawal amount was approximately $328,000 in excess of the amount necessary for tax purposes. As a result, the overdrawn amount of $328,000 was allocated back to the contingently redeemable Class A common stock subject to possible redemption and distributed back to the Trust Account on August 17, 2023. The withdrawn funds were restricted for payment of such tax liabilities under the Company’s Charter and the terms of the Trust Agreement. Through December 31, 2023, the Company used $240,528 of these funds for the payment of general operating expenses, resulting in a balance of the restricted funds in the Company’s operating account of approximately $1.8 million as of December 31, 2023.

On March 19, 2024, the Company withdrew an additional $252,108 from the Trust Account to pay the Company’s franchise and income taxes payable and a total of $428,912 was used for the payment of general operating expenses, resulting in a balance of the restricted funds to $1.6 million as of March 31, 2024. Through March 31, 2024, the Company used an aggregate of $669,440 of these funds for the payment of general operating expenses.

Management determined that this use of funds was not in accordance with the Trust Agreement. The Company disbursed an aggregate of $669,440, the balance of the funds withdrawn from the Trust Account, for payment of general operating expenses between October 1, 2023 and March 31, 2024, also counter to the terms of the Trust Agreement. On April 3, 2024, the Company paid $720,192 to satisfy income tax liabilities for 2022. On April 10, 2024, the misallocated $669,440 funds that were used for general operating expenses were replenished to the Company’s operating account in the form of an intercompany loan made by the Sponsor. On May 16, 2024, the Company paid $820,571 of its 2023 income tax liabilities, and on July 22, 2024, the Company paid $79,849 of its 2023 Delaware franchise tax liabilities. During December 2024, the Company paid $658,686 of its 2024 income taxes, inclusive of $43,257 in interest and penalties incurred, and $61,891 of its 2024 Delaware franchise tax liabilities. On May 21, 2025, the Company paid $171,778 of its 2023 tax penalties and interest. As of March 31, 2026, the total amount of prepaid income taxes was $610,912, and the remaining restricted cash balance amounted to $0. There were no interest and penalties incurred for the three months ended March 31, 2026 and 2025.

Going Concern Consideration and Capital Resources

As of March 31, 2026, the Company had operating cash of $155,345 and a working capital deficit of $8,474,609. The Company also has investments held in the Trust Account of $301,732 to be used for a Business Combination or to repurchase or redeem its common stock in connection therewith. As of March 31, 2026, a total of $31,816 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations.

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of March 31, 2026 and December 31, 2025, there were amounts of $2,222,182, respectively, for Working Capital Loans and convertible note — related party outstanding (see Note 5).

Based on the foregoing, management does not believe that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds to pay existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC 205-40, “Presentation of Financial Statements — Going Concern” (“ASC 205-40”), management has determined that the Company’s liquidity position and mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The Company intends to complete its initial Business Combination before the mandatory liquidation date; however, there can be no assurance that the Company will be able to consummate any Business Combination by June 14, 2026 (if extended by the full amount of time). No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after June 14, 2026. The Company’s unaudited condensed consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

Impact of Global Conflict and Changes in Global Trade Policies

Recently, certain geopolitical tensions have increased, and changes in trade policies, including tariffs, trade agreements and other trade restrictions have been threatened and imposed by the U.S. and other governments, often with little or no advance notice. Any resulting trade restrictions or tariffs may lead to continuing uncertainty and volatility in U.S. and global financial and economic conditions and commodity markets, declining consumer confidence, significant inflation and diminished expectations for the economy and economic growth. Such conditions could have a material adverse impact on the Company’s business, results of operations and cash flows. Also, disruptions and volatility in the financial markets may lead to adverse changes in the availability, terms and cost of capital. Such adverse changes could increase the Company’s costs of capital and limit access to financing sources, which could in turn reduce cash flow and limit the Company’s ability to pursue and consummate a Business Combination.

Management continues to evaluate the macroeconomic environment as a result of challenging and uncertain market conditions, and the Company has concluded that while it is reasonably possible that the market conditions could have a negative effect on consummating a business combination, the specific impact is not readily determinable as of the date of the unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Organization and Business Operations

Athena Technology Acquisition Corp. II (“Athena” or the “Company”) was incorporated in Delaware on May 20, 2021. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2025, the Company had not commenced any operations. All activity through December 31, 2025, relates to the Company’s formation and Initial Public Offering (“IPO”), which is described below and, since the offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income earned on investments from the proceeds derived from the IPO.

The registration statement for the Company’s IPO was declared effective on December 9, 2021. On December 14, 2021, the Company consummated the IPO of 25,000,000 units (“Units”). Each Unit consists of one share of Class A common stock (the “Public Shares”) and one-half of one redeemable warrant (each, a “Public Warrant”), with each warrant entitling the holder thereof to purchase one share of Class A common stock for $11.50 per share. The Units were sold at a price of $10.00 per Unit, generating gross proceeds of $250,000,000, which is discussed in Note 3.

Simultaneously with the closing of the IPO, the Company consummated the sale (“Private Placement”) of 950,000 private placement units (“Private Placement Units”) to the Company’s sponsor, Athena Technology Sponsor II, LLC (the “Sponsor”). Each Private Placement Unit consists of one share of Class A common stock (“Placement Shares”) and one-half of one redeemable warrant (each, a “Private Placement Warrant”). Each Private Placement Warrant will be exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The Private Placement Units were sold at a price of $10.00 per Private Placement Unit, generating gross proceeds of $9,500,000, which is described in Note 4.

Subsequent to the closing of the IPO, on December 28, 2021, the Company consummated the closing of the sale of 375,000 additional units (“Over-allotment Units”) upon receiving notice of the underwriters’ election to partially exercise their over-allotment option, generating additional gross proceeds of $3,750,000. Simultaneously with the exercise of the over-allotment, the Company consummated the private placement of an additional 3,750 Private Placement Units to the Sponsor at a purchase price of $10.00 per Private Placement Unit, generating gross proceeds of $37,500.

Offering costs for the IPO and over-allotment amounted to $14,420,146, consisting of $5,000,000 of underwriting fees, $8,956,250 of deferred underwriting fees payable (which are held in the Trust Account (defined below)) and $463,896 of other costs. As described in Note 6, the $8,956,250 of deferred underwriting fees payable is contingent upon the consummation of a Business Combination by June 14, 2026, subject to the terms of the underwriting agreement. On January 28, 2025, Citigroup Global Markets Inc. (“Citigroup”), as representative of the underwriters, agreed to formally waive the deferred underwriting commissions of $8,956,250 in full, pursuant to a deferred fee waiver letter agreement between Citigroup and the Company upon the successful Business Combination with Ace Green Recycling (as defined herein). The waiver of deferred underwriting commissions is contingent upon such successful Business Combination, thus, as of December 31, 2025, the full amount of $8,956,250 remains outstanding.

Following the closing of the IPO, $252,500,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement Units was placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.10 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights with respect to the Company’s Public Warrants and Private Placement Warrants (together, the “Warrants”).

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation (as amended, restated, supplemented and/or otherwise modified from time to time, the “Charter”). In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480-10-S99, redemption provisions not solely within the control of a company require Class A common stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares will be issued with other freestanding instruments (i.e., Public Warrants), the initial carrying value of the Class A common stock classified as temporary equity will be the allocated proceeds determined in accordance with ASC 470-20. The Class A common stock is subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The Public Shares are redeemable and are classified as such on the consolidated balance sheets until such date that a redemption event takes place.

Redemptions of the Company’s Public Shares may be subject to the satisfaction of conditions, including minimum cash conditions, pursuant to an agreement relating to the Company’s Business Combination. If the Company seeks stockholder approval of the Business Combination, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Charter, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules.

If the Company seeks stockholder approval in connection with a Business Combination, the Company’s Sponsor, officers and directors (the “Initial Stockholders”) have agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Charter provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A common stock sold in the IPO, without the prior consent of the Company.

The Initial Stockholders have agreed not to propose an amendment to the Charter that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of Class A common stock in conjunction with any such amendment. This agreement is required to be extended on a monthly basis.

If the Company is unable to complete a Business Combination within the Combination Period (as defined herein), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish the Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

On June 13, 2023, the Company held a special meeting of its stockholders (the “First Extension Special Meeting”), at which the stockholders approved proposals to amend the Company’s Charter to (i) extend the date by which the Company must consummate its initial business combination from June 14, 2023 to up to March 14, 2024 by electing to extend the date to consummate an initial business combination on a monthly basis up to nine times by an additional one month each time after June 14, 2023 until March 14, 2024, or a total of up to nine months, provided that the Sponsor or its affiliates or permitted designees deposited into the Trust Account the lesser of (a) $60,000 and (b) $0.03 for each share of common stock issued and outstanding that was subject to redemption and that had not been redeemed in accordance with the terms of the amended Charter and (ii) provided holders of the Company’s Class B common stock, par value $0.0001 per share (the “Class B common stock”), the right to convert any and all of their Class B common stock into the Company’s Class A common stock, par value $0.0001 per share (the “Class A common stock”), on a one-for-one basis prior to the closing of a business combination at the election of the holder.

In connection with the First Extension Special Meeting, 23,176,961 shares of the Company’s Class A common stock were redeemed (the “Redemptions”). On June 21, 2023, $239,604,919 was withdrawn from the Trust Account to pay the redeeming holders and the 23,176,961 shares of the Company’s Class A common stock that were redeemed were cancelled.

On June 21, 2023, the Company issued an aggregate of 8,881,250 shares of its Class A common stock to the Sponsor, upon the conversion of an equal number of shares of Class B common stock of the Company (the “Conversion”). The 8,881,250 shares of Class A common stock issued in connection with the Conversion are subject to the same restrictions as applied to the shares of Class B common stock before the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial Business Combination.

Following the Conversion, and after giving effect to the Redemptions, there were 12,033,039 shares of Class A common stock issued and outstanding, and no shares of Class B common stock issued and outstanding. As a result of the Conversion, and after giving effect to the Redemptions, the Sponsor held approximately 81.7% of the outstanding shares of the Company’s Class A common stock.

On July 17, 2023, the Company’s Board of Directors authorized the transfer of the listing of its Class A common stock, redeemable warrants, each exercisable to purchase one share of Class A common stock at a price of $11.50 per share (the “Warrants”), and units, each consisting of one share of Class A common stock and one-half of one Warrant (the “Units” and together with the Class A common stock and the Warrants, the “Listed Securities”), from the New York Stock Exchange (the “NYSE”) to the NYSE American LLC (the “NYSE American”). The listing and trading of the Listed Securities on the NYSE ended at market close on July 20, 2023, and the trading of the Listed Securities on the NYSE American commenced at market open on July 21, 2023.

On January 8, 2024, the Company deposited $60,000 into the Trust Account allowing the Company to extend the period of time it has to consummate its initial Business Combination by one month from January 14, 2024 to February 14, 2024.

On February 9, 2024, the Company deposited $60,000 into the Trust Account allowing the Company to extend the period of time it has to consummate its initial Business Combination by one month from February 14, 2024 to March 14, 2024.

As approved by the stockholders of the Company, at its special meeting of stockholders held on March 12, 2024 (the “Second Extension Special Meeting”), the Company filed an amendment to its Charter with the Secretary of State of the State of Delaware which (i) extended the date by which the Company must consummate its initial Business Combination on a monthly basis for up to nine times by an additional one month each time for a total of up to nine months from March 14, 2024 to December 14, 2024 provided that the Sponsor or its affiliates or permitted designees deposited into the Trust Account the lesser of (a) $40,000 and (b) $0.02 for each share of the Company’s common stock issued and outstanding that was subject to redemption and that had not been redeemed in accordance with the terms of the charter upon the election of each such one-month extension unless the closing of the Company’s initial Business Combination shall have occurred and (ii) eliminated the limitation that the Company may not redeem public shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 immediately prior to or upon consummation of an initial Business Combination. In connection with the Second Extension Special Meeting, 910,258 shares of the Company’s Class A common stock were redeemed. On April 5, 2024, an amount of $10,179,663 was withdrawn from the Trust Account to pay the redeeming stockholders and the 910,258 shares of the Company’s Class A common stock that were redeemed were cancelled.

On each of March 13, 2024, April 16, 2024, May 14, 2024, June 14, 2024, July 10, 2024, August 8, 2024, September 12, 2024, October 15, 2024 and November 11, 2024, the Company deposited $25,756 into the Trust Account, or an aggregate of $231,800, allowing the Company to extend the period of time it has to consummate its initial Business Combination by one month for a total extension from March 14, 2024 to December 14, 2024.

On July 26, 2024, the Company issued an unsecured promissory note to the Sponsor with a principal amount equal to $422,182. The Note is non-interest bearing and payable on the earlier of July 26, 2026 or the Company’s initial Business Combination. The note may be converted into equity securities of the Company on mutually agreeable terms if consented to in writing by the Sponsor. As of December 31, 2025, the Company received the full principal amount of $422,182 under this note.

On October 10, 2024 (effective on April 10, 2024), the Company issued an unsecured and non-interest-bearing promissory note to the Sponsor with a principal amount equal to $1,500,000 to cover the monthly extension payments of the Company and for working capital purposes. The note is payable in full upon the earlier of (a) April 10, 2026 and (b) the date the Company consummates a Business Combination. The Company drew $800,000 from this note on April 10, 2024 to replenish the misallocated restricted funds, as discussed below.

On October 21, 2024, the Company received a letter from the NYSE notifying the Company of its past due annual listing fees and that failure to pay the annual listing fees may result in the Company facing disciplinary action from the NYSE Regulation, up to and including delisting from the NYSE American.

On November 20, 2024, the Company received an official notice of noncompliance from the NYSE stating that the Company was not in compliance with NYSE American continued listing standards due to the failure to timely file the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2024 by the filing due date of November 19, 2024.

On December 4, 2024, the Company, the Sponsor, Ace Green Recycling, Inc., a Delaware corporation (“Ace Green Recycling”), and Project Atlas Merger Sub Inc., a Delaware corporation (“Merger Sub”), entered into a Business Combination Agreement (the “Business Combination Agreement”), pursuant to which, subject to the satisfaction or waiver of certain conditions precedent in the Business Combination Agreement, the following transactions will occur: (a) Merger Sub will merge with and into Ace Green Recycling (the “Merger”), with Ace Green Recycling surviving the Merger as a wholly owned subsidiary of the Company and the security holders of Ace Green Recycling becoming security holders of the Company and (b) the other transactions contemplated by the Business Combination Agreement and the Ancillary Documents referred to therein (together with the Merger, the “Transactions”).

On December 6, 2024, the Company and Sponsor entered into an Amended and Restated Subscription Agreement (the “A&R Polar Subscription Agreement”) with Polar Multi-Strategy Master Fund (“Polar”) pursuant to which Polar contributed an additional $200,000 to Sponsor (for an aggregate of $500,000, such funded amounts, the “Initial Polar Capital Investment”), which in turn was loaned by Sponsor to the Company to fund any additional extensions of the date by which the Company must consummate an initial Business Combination and to cover working capital expenses. The Subscription Agreement provides that in connection with the Initial Polar Capital Investment, the Company will repay the entire balance of the Initial Polar Capital Investment to Polar within five business days of the closing of an initial Business Combination of the Company and that Sponsor will transfer and/or the Company will issue on Sponsor’s behalf an additional 200,000 shares of Class A common stock to Polar immediately prior to the closing of an initial Business Combination of the Company (for an aggregate of 500,000 shares to be transferred and/or issued to Polar as consideration for the Initial Polar Capital Investment).

As approved by the stockholders of the Company, at its annual meeting of stockholders held on December 10, 2024 (the “Third Extension Meeting”), the Company filed an amendment to the Charter with the Secretary of State of the State of Delaware which extended the date by which the Company must consummate a Business Combination on a monthly basis for up to nine times (the “Third Extension”) by an additional one month each time for a total of up to nine months from December 14, 2024 to September 14, 2025, provided that the Sponsor or its affiliates or permitted designees deposited into the Trust Account the lesser of (a) $25,000 and (b) $0.02 for each share of Class A common stock issued and outstanding that was subject to redemption and that had not been redeemed in accordance with the terms of the Charter upon the election of each such one-month extension unless the closing of the Company’s initial Business Combination shall have occurred. In connection with the Third Extension, stockholders holding 977,625 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $11,497,959 (approximately $11.76 per share) was withdrawn from the Trust Account to pay such redeeming holders.

On December 10, 2024, the Company received a letter from the NYSE stating that the staff of NYSE Regulation determined to commence proceedings to delist the Company’s Class A common stock, units and redeemable warrants, pursuant to Sections 119(b) and 119(f) of the NYSE American Company Guide because the Company failed to consummate a business combination within 36 months of the effectiveness of its initial public offering registration statement, or such shorter period that the Company specified in its registration statement. As a result of the determination, the Listed Securities on NYSE American were suspended from trading on December 10, 2024 and the Listed Securities were delisted on December 30, 2024. The Company’s Class A common stock, units and redeemable warrants currently trade on OTC Pink under the symbols “ATEK,” “ATEK.U” and “ATEK WS,” respectively.

On each of December 11, 2024, January 10, 2025, February 10, 2025, March 6, 2025, April 7, 2025, May 7, 2025, June 6, 2025, July 8, 2025 and August 11, 2025, the Company deposited $6,203 into the Trust Account, or an aggregate of $55,827, allowing the Company to extend the period of time it has to consummate its initial Business Combination by one month for a total extension from December 14, 2024 to September 14, 2025.

On February 9, 2025, the Company and Sponsor entered into a Subscription Agreement (the “February 2025 Subscription Agreement”) with Kevin Wright and Jeanine Percival Wright Revocable Trust (the “Investor”) pursuant to which the Investor contributed $500,000 to Sponsor (the “Contribution”), which in turn was loaned by Sponsor to the Company to fund any additional extensions of the date by which the Company must consummate an initial Business Combination and to cover working capital expenses.

On August 11, 2025, the Company and Sponsor entered into a Subscription Agreement (the “August Subscription Agreement”) with Polar pursuant to which Polar contributed an additional $400,000 (the “August Polar Capital Investment”) to the Company to cover working capital expenses. The August Subscription Agreement provides that in connection with the Polar Capital Investment, immediately prior to the closing of a Business Combination, the Company will issue to Polar one share of Company class A common stock per $1.00 contributed by Polar (“Subscription Shares”).

Additionally, in connection with the August Subscription Agreement, an amount equal to the August Polar Capital Investment shall be paid by the Company to Polar as a return of capital within five business days of the closing of a Business Combination. Additionally, the Sponsor shall not sell, transfer, or otherwise dispose of any securities (including warrants) owned by the Sponsor without Polar’s consent, other than Permitted Share Transfers, until the full amount of the contribution has been paid to Polar. The Company and Sponsor are jointly and severally obligated for such repayment. If the closing of a Business Combination occurs, Polar may, in its sole discretion, elect at the closing of such Business Combination or at any time prior to the repayment of the August Polar Capital Investment to receive such repayment from the Company either in cash or shares of the Company’s Class A common stock at a rate of one share of Class A common stock for each $10 of the contribution (the “Capital Contribution Shares”). In the event that the Sponsor or the Company defaults in its obligations and that such default continues for a period of five business days following written notice to the Sponsor and Company (the “Default Date”), the Company shall immediately issue to Polar 0.1 shares of the Company’s Class A common stock (the “Default Shares”) for each $1.00 of the August Polar Capital Investment on the Default Date and shall issue to Polar an additional 0.1 Default Shares for each $1.00 of the August Polar Capital Investment that Polar funded each month thereafter, until the default is cured.

As approved by the stockholders of the Company, at its special meeting of stockholders held on September 10, 2025 (the “Fourth Extension Special Meeting”), the Company filed an amendment to its Charter with the Secretary of State of the State of Delaware (the “Amendment”). The Amendment extends the date by which the Company must consummate a business combination on a monthly basis for up to nine times by an additional one month each time for a total of up to nine months from September 14, 2025 to June 14, 2026 (the “Combination Period”), provided that Athena Technology Sponsor II, LLC or its affiliates or permitted designees will deposit into the Trust Account the lesser of (a) $25,000 and (b) $0.02 for each share of Class A common stock issued and outstanding that is subject to redemption and that has not been redeemed in accordance with the terms of the Charter upon the election of each such one-month extension unless the closing of the Company’s initial business combination shall have occurred. In connection with the Fourth Extension Special Meeting, stockholders holding 285,269 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result,

$3,335,294 (approximately $11.69 per share) was withdrawn from the Trust Account to pay such redeeming holders. Additionally, $586,001 was calculated as an additional payment due to redeeming stockholders on September 10, 2025 which is presented as due to redeeming stockholders on the consolidated balance sheets.

On each of September 12, 2025, October 7, 2025, November 4, 2025, December 8, 2025, January 5, 2026, February 5, 2026 and March 4, 2026, the Company deposited approximately $498 into the Trust Account allowing the Company to extend the period of time it has to consummate its initial Business Combination by one month from September 14, 2025 to April 14, 2026 (the “Monthly Extension”). The most recent Monthly Extension was the seventh of up to nine potential monthly extensions permitted under the Company’s Charter, as amended.

The Initial Stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders should acquire Public Shares in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to its deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including the Trust Account assets) will be only $10.10 per shares held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by (i) any third party for services rendered or products sold to the Company or (ii) any prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement (a “Target”), reduce the amount of funds in the Trust Account; provided, however, that such indemnification of the Company by the Sponsor shall apply only to the extent necessary to ensure that any such claims by a third party or a Target do not reduce the amount of funds in the Trust Account to below the lesser of (i) $10.10 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share is then held in the Trust Account due to reductions in the value of the trust assets, less taxes payable. This liability will not apply with respect to any claims by a third party or a Target which executed a waiver of any and all rights to the monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).

Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

Excise Tax

On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022 (the “IR Act”), which, among other things, generally imposes a 1% U.S. federal excise tax (the “Excise Tax”) on certain repurchases of stock by “covered corporations” (which include publicly traded domestic (i.e., U.S.) corporations) occurring on or after January 1, 2023. The Excise Tax is imposed on the repurchasing corporation itself, not its stockholders from which the stock is repurchased. Because the Company is a Delaware corporation and its securities were traded on the NYSE American at the time of the Redemptions, the Company is a “covered corporation” for this purpose. The amount of the Excise Tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase.

However, for purposes of calculating the Excise Tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the Excise Tax. The U.S. Department of the Treasury (the “Treasury”) has authority to provide regulations and other guidance to carry out, and prevent the abuse or avoidance of the Excise Tax.

In connection with the stockholders’ vote at the Special Meeting of Stockholders held on June 13, 2023, there were 23,176,961 shares tendered for redemption and approximately $239,604,919 was paid out of the Trust Account to the redeeming stockholders. The Company recorded 1% excise tax based on the amount redeemed or an aggregate amount of $2,396,049 excise tax payable as of December 31, 2023.

In connection with the stockholders’ vote at the Special Meeting of Stockholders held on March 12, 2024, there were 910,258 shares tendered for redemption and approximately $10,179,663 was paid out of the Trust Account on April 5, 2024 to the redeeming stockholders. The Company has recorded 1% excise tax based on the amount redeemed or an aggregate amount of $101,797.

In connection with the stockholders’ vote at the Annual Meeting of Stockholders held on December 10, 2024, there were 977,625 shares tendered for redemption and approximately $11,497,959 was paid out of the Trust Account on December 11, 2024 to the redeeming stockholders. The Company has recorded 1% excise tax based on the amount redeemed or an aggregate amount of $114,980 excise tax payable.

In connection with the stockholders’ vote at the Special Meeting of Stockholders held on September 10, 2025, there were 285,269 shares tendered for redemption and approximately $3,335,294 was paid out of the Trust Account on September 12, 2025 to the redeeming stockholders. The Company has recorded 1% excise tax based on the amount redeemed or an aggregate amount of $33,353 excise tax payable.

Pursuant to Internal Revenue Service (“IRS”) regulations, the Company was required to file a return and remit payment for the 2023 excise tax liability of $2,396,049 on or before October 31, 2024. In December 2024, the IRS issued a notice to the Company asserting that $3,284,389 was payable with respect to the 2023 excise tax liability, inclusive of associated interest and penalties. The Company did not pay the amount due. The Company recognized a total of $1,051,283 in interest and penalties with respect to the 2023 excise tax liability through December 31, 2025. The Company was required to file a return and remit payment for the 2024 excise tax liabilities on or before April 30, 2025.

On November 24, 2025, the IRS published additional information relating to excise tax on repurchases of corporate stock relating specifically to Special Purpose Acquisition Companies (“SPACs”). The IRS published that any SPAC that priced their initial public offering prior to August 16, 2022 are not subject to excise tax on any redemptions. As such, the Company reversed $3,688,337 of liabilities relating to excise tax due for redemptions occurring in 2023 through 2025 that was accrued in previous periods. Of the $3,688,337, an amount of $2,612,825 was recorded to accumulated deficit where the initial excise tax in connection with the redemption of Class A common stock was recorded and is reflected in the consolidated statements of changes in stockholders’ deficit, $888,340 was recorded as a reversal of prior year interest and penalties on excise tax liability and $187,171 was recorded to general and administrative expenses in the accompanying consolidated statements of operations.

Franchise and Income Tax Withdrawals from Trust Account

On June 21, 2023, the Company withdrew from the Trust Account an aggregate amount of $2.4 million to be used for tax purposes. It was determined as of June 30, 2023, that the withdrawal amount was approximately $328,000 in excess of the amount necessary for tax purposes. As a result, the overdrawn amount of $328,000 was allocated back to the contingently redeemable Class A common stock subject to possible redemption and distributed back to the Trust Account on August 17, 2023. The withdrawn funds were restricted for payment of such tax liabilities under the Company’s Charter and the terms of the Trust Agreement. Through December 31, 2023, the Company used $240,528 of these funds for the payment of general operating expenses, resulting in a balance of the restricted funds in the Company’s operating account of approximately $1.8 million as of December 31, 2023.

On March 19, 2024, the Company withdrew an additional $252,108 from the Trust Account to pay the Company’s franchise and income taxes payable and a total of $428,912 was used for the payment of general operating expenses, resulting in a balance of the restricted funds to $1.6 million as of March 31, 2024. Through March 31, 2024, the Company used an aggregate of $669,440 of these funds for the payment of general operating expenses.

Management determined that this use of funds was not in accordance with the Trust Agreement. The Company disbursed an aggregate of $669,440, the balance of the funds withdrawn from the Trust Account, for payment of general operating expenses between October 1, 2023 and March 31, 2024, also counter to the terms of the Trust Agreement. On April 3, 2024, the Company paid $720,192 to satisfy income tax liabilities for 2022. On April 10, 2024, the misallocated $669,440 funds that were used for general operating expenses were replenished to the Company’s operating account in the form of an intercompany loan made by the Sponsor. On May 16, 2024, the Company paid $820,571 of its 2023 income tax liabilities, and on July 22, 2024, the Company paid $79,849 of its 2023 Delaware franchise tax liabilities. During December 2024, the Company paid $658,686 of its 2024 income taxes, inclusive of $43,257 in interest and penalties incurred, and $61,891 of its 2024 Delaware franchise tax liabilities. On May 21, 2025, the Company paid $171,778 of its 2023 tax penalties and interest. As of December 31, 2025, the total amount of prepaid income taxes was $610,976, and the remaining restricted cash balance amounted to $0. The total amount of interest and penalties of $157,897 through December 31, 2025 is included in general and administrative expenses.

Going Concern Consideration and Capital Resources

As of December 31, 2025, the Company had operating cash of $348,472 and a working capital deficit of $8,004,895. The Company also has investments held in the Trust Account of $297,614 to be used for a Business Combination or to repurchase or redeem its common stock in connection therewith. As of December 31, 2025, a total of $29,191 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations.

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of December 31, 2025 and 2024, there were amounts of $2,222,182 and $1,577,387, respectively, for Working Capital Loans and convertible note — related party outstanding (see Note 5).

Based on the foregoing, management does not believe that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds to pay existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC 205-40, “Presentation of Financial Statements — Going Concern” (“ASC 205-40”), management has determined that the Company’s liquidity position and mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The Company intends to complete its initial Business Combination before the mandatory liquidation date; however, there can be no assurance that the Company will be able to consummate any Business Combination by June 14, 2026 (if extended by the full amount of time). No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after June 14, 2026. The Company’s consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

Impact of Changes in Global Trade Policies

In recent months, changes in trade policies, including tariffs, trade agreements and other trade restrictions have been threatened and imposed by the U.S. and other governments, often with little or no advance notice. Tariffs or other trade restrictions may lead to continuing uncertainty and volatility in U.S. and global financial and economic conditions and commodity markets, declining consumer confidence, significant inflation and diminished expectations for the economy and economic growth. Such conditions could have a material adverse impact on the Company’s business, results of operations and cash flows. Also, disruptions and volatility in the financial markets may lead to adverse changes in the availability, terms and cost of capital. Such adverse changes could increase the Company’s costs of capital and limit access to financing sources, which could in turn reduce cash flow and limit the Company’s ability to pursue and consummate a Business Combination.

Management continues to evaluate the macroeconomic environment as a result of challenging and uncertain market conditions, and the Company has concluded that while it is reasonably possible that the market conditions could have a negative effect on consummating a business combination, the specific impact is not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.